Summary of Contract Assets And Liabilities Associated With Uncompleted Contracts (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Contract assets classified as:
Costs and estimated earnings in excess of billings on contracts in progress	$ 27,297	$ 2,738
Retainage receivable on open contracts	14,420	11,884
Contract assets	41,717	14,622
Contract liabilities – current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	3,100	2,819
Retainage payable on open contracts	7,777	3,547
Contract liabilities	10,877	6,366
Contract liabilities – non-current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	$ 764